Sep. 30, 2024
FRANKLIN UTILITIES FUND
Franklin Utilities Fund
Investment Goal
Capital appreciation and current income.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 140 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 90 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees
Shareholder Fees - FRANKLIN UTILITIES FUND	Class A		Class A1		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	none	[1]	1.00%	none	none	none
[1]

There is a 1% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FRANKLIN UTILITIES FUND		Class A	Class A1	Class C	Class R	Class R6	Advisor Class
Management fees		0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees		0.25%	0.15%	0.65%	0.50%	none	none
Other expenses		0.10%	0.10%	0.10%	0.10%	0.06%	0.10%
Total annual Fund operating expenses		0.81%	0.71%	1.21%	1.06%	0.52%	0.56%
Fee waiver and/or expense reimbursement	[1]	none	none	none	none	(0.02%)	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		0.81%	0.71%	1.21%	1.06%	0.50%	0.56%
[1]	Transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03% until January 31, 2026. During its term, this fee agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - FRANKLIN UTILITIES FUND - USD ($)	Class A	Class A1	Class C	Class R	Class R6	Advisor Class
1 Year	$ 455	$ 445	$ 223	$ 108	$ 51	$ 57
3 Years	624	594	384	337	165	179
5 Years	808	756	665	584	289	312
10 Years	$ 1,340	$ 1,226	$ 1,354	$ 1,293	$ 651	$ 701

If you do not sell your shares:
Expense Example, No Redemption	FRANKLIN UTILITIES FUND Class C USD ($)
1 Year	$ 123
3 Years	384
5 Years	665
10 Years	$ 1,354

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6.80% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in the securities of public utilities companies. These are companies that provide electricity, natural gas, water, and communications services to the public and companies that provide services to public utilities companies. The Fund concentrates (invests more than 25% of its total assets) in companies operating in the utilities industry. The Fund invests primarily in equity securities, which consist mainly of common stocks.

The Fund searches for the best return opportunities available in the global utilities arena with a specific focus on the U.S. electricity and gas sector. Generally, the Fund seeks to invest in companies producing a high percentage of earnings from their regulated operations.

Principal Risks
Risk Table - FRANKLIN UTILITIES FUND	Risk [Text Block]
Risk Lose Money [Member]	You could lose money by investing in the Fund.
Risk Not Insured [Member]	Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.
Utilities Industry

Utilities Industry: Utility company equity securities, to the extent they are purchased for their dividend yield, historically have been sensitive to interest rate movements: when interest rates have risen, the stock prices of these companies have tended to fall. In some states, utility companies and their rates are regulated; other states have moved to deregulate such companies thereby causing non-regulated companies’ returns to generally be more volatile and more sensitive to changes in revenue and earnings. Certain utilities companies face risks associated with the operation of nuclear facilities for electric generation, including, among other considerations, litigation, the problems associated with the use of radioactive materials and the effects of natural or man-made disasters. In general, all utility companies may face additional regulation and litigation regarding their power plant operations; increased costs from new or greater regulation of these operations; the need to purchase expensive emissions control equipment or new operations due to regulations; and the availability and cost of fuel, all of which may lower their earnings. The distribution side of the utilities industry also faces increased operational costs related to the natural aging of equipment and the related costs required to provide maintenance, upgrades or replacements to such equipment to insure safe and reliable utility operations.

Market

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Concentration

Concentration: To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Management

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2024, Q3	18.20%
Worst Quarter:	2020, Q1	-14.80%

Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2024
Average Annual Total Returns - FRANKLIN UTILITIES FUND	Label	1 Year	5 Years	10 Years
Class A	Return before taxes	22.65%	6.47%	7.93%
Class A | After Taxes on Distributions	Return after taxes on distributions	20.16%	4.83%	6.47%
Class A | After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	15.11%	4.81%	6.06%
Class A1		22.82%	6.57%	8.00%
Class C		25.97%	6.87%	7.88%
Class R		27.09%	7.02%	8.03%
Class R6		27.82%	7.62%	8.66%
Advisor Class		27.80%	7.56%	8.58%
Russell 3000® Index	Russell 3000® Index	23.81%	13.86%	12.54%
S&P 500 Utilities Index	S&P 500 Utilities Index	23.43%	6.61%	8.43%
S&P 500® Index	S&P 500® Index	25.02%	14.52%	13.10%